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August 1, 2005	STEVEN M. PRZESMICKI (858) 550-6070 przes@cooley.com

VIA EDGAR AND FEDERAL EXPRESS

Edward M. Kelly, Esq.

Senior Counsel

Division of Corporation Finance

U.S. Securities and Exchange Commission

Station Place

100 F Street, N.E.

Washington, D.C. 20549

Re:	Mikohn Gaming Corporation,
d/b/a/ Progressive Gaming International Corporation
Amendment No. 2 to Registration Statement on Form S-4 Filed June 28, 2005
File No. 333-124311

Ladies and Gentlemen:

On behalf of Mikohn Gaming Corporation, d/b/a Progressive Gaming International Corporation (the “Company” or “Progressive”), we are electronically transmitting for filing Amendment No. 3 (the “Amendment”) to the Registration Statement referenced above, marked to show changes from Amendment No. 2 to the Registration Statement filed with the Securities and Exchange Commission (the “Commission”) on June 28, 2005. In addition, three courtesy copies of the marked Amendment are being sent to you under separate cover via Federal Express.

The Amendment is being filed in response to comments on the Registration Statement received from the staff of the Securities and Exchange Commission (the “Staff”) by letter dated July 12, 2005, as well as one oral comment subsequently received from the Staff. The numbering of the paragraphs below corresponds to the numbering of your comment letter, the text of which we have incorporated into this response letter for convenience. Page references in the text of this response letter correspond to the page numbers of the Amendment.

Progressive is aware of its obligations under the Securities Act of 1933, as amended, and in accordance with Rule 461(a) will request acceleration of the Registration Statement at least two business days in advance of the requested effective date.

Securities and Exchange Commission

August 1, 2005

Other Business; Adjournments, page 33

1.	Refer to prior comment 5. We note that you intend to file by amendment the form of proxy as exhibit 99.1. Allow us sufficient time to review the exhibit before requesting acceleration of the registration statement’s effectiveness.

Progressive acknowledges the Staff’s comment.

Net operating Loss Carry Forward, page 43

2.	Refer to prior comments 8. The midpoint value of $1.215 million differs from that shown in the table on the same page. Please reconcile.

The disclosure has been revised as requested at page 43.

Exhibits 8.1 and 8.2

3.	We consider your response to prior comment 21 and are unable to concur. As requested previously, delete the word “generally” under (ii) in the first full paragraph on page 2 of exhibit 8.1 and under (ii) in the last paragraph on page 1 of exhibit 8.2. Also delete the word “generally” in the second bullet point and under “Dissenting Stockholders” on page 46 of the proxy statement/prospectus. Alternatively, describe the basis for any uncertainty of the United States federal income tax consequences for VirtGame’s stockholders.

The requested changes have been made.

Letter to Stockholders of VirtGame Corp.

Oral comment received from the Staff:

Please limit the letter to the Stockholders of VirtGame Corp. to one page.

The requested changes have been made.

* * * * *

Securities and Exchange Commission

August 1, 2005

Progressive and VirtGame respectfully request the Staff’s assistance in completing the review of the Registration Statement as soon as possible. Please advise us if we can provide any further information or assistance to facilitate your review. Please direct any further comments or questions regarding the Amendment or this response letter to the undersigned at (858) 550-6070.

Sincerely,

/S/ STEVEN M. PRZESMICKI
Steven M. Przesmicki, Esq.

cc:	Michael Dreitzer, Esq.
Michael A. Sicuro
Heather Rollo
Daniel Donahue, Esq.